ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	6 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES	Accrued liabilities and other payables consist of the following:
	March 31, 2024	September 30, 2023
Accrued salary	$105,569	$120,925
Amount due to third parties	128,410	195,699
Total	$233,979	$316,624